Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 5,475	$ 18,281
Restricted cash (Note 5)		70
Marketable securities (Note 4)	176	626
Other investments (Note 5)		69,489
Current deferred tax asset	2,353
Other current assets	1,840	2,963
Total current assets	9,844	91,429
Non-current assets:
Mineral properties (Note 5)	7,184	13,701
Plant and equipment, net (Note 7)	3,698	3,592
Assets held for sale (Note 7)	6,500	10,000
Amayapampa interest (Note 14)	4,813	4,813
Long-term investments	21,055	65
Long-term deferred tax asset		9,465
Total non-current assets	43,250	41,636
Total assets	53,094	133,065
Current liabilities:
Accounts payable	705	4,409
Accrued liabilities and other	517	1,839
Current deferred tax liability		24,839
Total current liabilities	1,222	31,087
Non-current liabilities
Debt (Note 8)	6,506
Long-term deferred tax liability	2,353
Other long-term liabilities		635
Total non-current liabilities	8,859	635
Total liabilities	10,081	31,722
Commitment and contingencies - (Note13)
Shareholders' equity:
Common shares, no par value - unlimited shares authorized; shares outstanding: 2013 - 82,275,217 and 2012 - 81,563,498 (Note 9)	404,470	403,583
Additional paid-in capital (Note 10)	32,487	32,155
Accumulated other comprehensive income/(loss) (Note 11)	(59)	2
Accumulated deficit (including during exploration stage: 2013 - $194,813 and 2012 - $135,325)	393,885	334,397
Total shareholders' equity	43,013	101,343
Total liabilities and shareholders' equity	$ 53,094	$ 133,065